OTHER LIABILITIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OTHER LIABILITIES
Tax liabilities payable	$ 1,812,919	$ 2,430,517
Payroll tax related current liabilities	1,799,431	1,046,507
Unaudited tax	644,779	591,547
Provision for staff leaving compensation	411,732	408,665
Received prepayments from customers	451,575	$ 207,204
Accrued sales discounts	$ 407,725